EARNINGS PER COMMON SHARE (Narrative) (Details)			3 Months Ended				12 Months Ended
	Jun. 02, 2016 $ / shares	Dec. 17, 2015	Mar. 31, 2016 USD ($) $ / shares shares		Mar. 31, 2015 USD ($) shares		Dec. 31, 2015 USD ($) $ / shares shares		Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Class of warrant or right, exercise price of warrants or rights | $ / shares			$ 3.00
Decription of stock conversion			, effective May 27, 2016 all Class B common shares and Class B warrants automatically converted into one Class A common share and one Class A warrant, respectively
Equity Securities [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Dilutive awards			4,174		2,782
Dilutive awards							44,532
Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			429,062		86,228		221,218		52,269	1,041,723
Common stock, shares, outstanding			373,465,442				364,655,658		310,744,763
Common stock, par value (in dollars per share) | $ / shares			$ 0.01				$ 0.01		$ 0.01
Potentially dilutive securities							268,538		86,228
Class of warrant or right, exercise price of warrants or rights | $ / shares							$ 0.01
Dilutive awards			94,741,780	[1]	95,575,191	[1]	95,629,090	[2]	39,013,720
Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Potentially dilutive securities							345,159		34,907
Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Participating securities, distributed and undistributed earnings (loss), diluted | $							$ 0
Common stock, shares, outstanding			1,240,080		951,975		1,232,247		5,017,330
Common stock, par value (in dollars per share) | $ / shares			$ 0.01				$ 0.01		$ 0.01
Potentially dilutive securities							0
Class of warrant or right, exercise price of warrants or rights | $ / shares							$ 0.01
Common Class A and Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Share ratio, issued as dividend		0.10%
Weighted Average [Member] | Common Class A [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount			587,607		86,228
Weighted Average [Member] | Common Class A [Member] | Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Participating securities, distributed and undistributed earnings (loss), diluted | $			$ 42,457		$ 51,034		$ 52,731		$ 54,166
Antidilutive securities excluded from computation of earnings per share, amount			493,043		34,907
Weighted Average [Member] | Common Class B [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Participating securities, distributed and undistributed earnings (loss), diluted | $			$ 0
Subsequent Event [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Common stock, par value (in dollars per share) | $ / shares	$ 0.01
Stock split conversion ratio	0.16666

[1]	The diluted weighted average common shares outstanding for Class A common stock for the quarters ended March 31, 2016 and 2015 were calculated using the dilutive securities, the Class A common stock outstanding and the Class A warrants outstanding for the three month periods ended March 31, 2016 and 2015.
[2]	The dilutive weighted average common shares outstanding for Class A common stock for the year ended December 31, 2015 was calculated using the Class A common stock outstanding and Class A warrants outstanding for that year and the dilutive securities for such year.